Summary of Significant Accounting Policies - Schedule of Income (Loss) Per Share, Basic and Diluted (Detail) - USD ($)	7 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (Loss) Income Attributable to Parent		$ (2,633,699)	$ 9,759,713
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (Loss) Income Attributable to Parent	$ (1,322,260)		$ 7,807,770
Weighted Average Shares Outstanding , Basic	5,158,940	5,158,940	23,000,000
Weighted Average Shares Outstanding , Diluted		5,158,940	23,000,000
Net (loss) income per share, Basic	$ (0.26)	$ (0.26)	$ 0.34
Net (loss) income per share, Diluted		$ (0.26)	$ 0.34
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (Loss) Income Attributable to Parent	$ (1,311,439)		$ 1,951,943
Weighted Average Shares Outstanding , Basic	5,116,722	5,116,722	5,750,000
Weighted Average Shares Outstanding , Diluted		5,116,722	5,750,000
Net (loss) income per share, Basic	$ (0.26)	$ (0.26)	$ 0.34
Net (loss) income per share, Diluted		$ (0.26)	$ 0.34